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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         McCarthy Group Advisors, L.L.C.
                 -------------------------------
   Address:      1125 South 103rd Street, Suite 450
                 -------------------------------
                 Omaha, Nebraska
                 -------------------------------
                 68124
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrea McMahon
         -------------------------------
Title:   Treasurer
         -------------------------------
Phone:   (402) 393-1497
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Andrea McMahon              Omaha, Nebraska       11/5/04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       -0-
                                        --------------------

Form 13F Information Table Entry Total:  77
                                        --------------------

Form 13F Information Table Value Total:  $198,865
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    NONE      28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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McCarthy Group Advisors, L.L.C.
FORM 13F
30-Sep-04


          COLUMN 1               COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
-------------------------------- --------  ---------  --------  ------------------  ----------  ----------  -----------------------
                                 TITLE OF             VALUE      SHRS OR SH/ PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
       NAME OF ISSUER            CLASS     CUSIP      (x$1000)   PRN AMT PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED    NONE
-------------------------------- --------  ---------  --------  -------- --- -----  ----------  ----------  ------ --------- ------

Allmerica Financial Corp           COM     019754100      1849     68795 SH          Defined                 66655             2140
Alltel Corp                        COM     020039103      2545     46357 SH          Defined                 42089             4268
Apria Healthcare Group Inc.        COM     037933108      1824     66950 SH          Defined                 66450              500
Berkshire Hathaway Inc Cl B        COM     084670207      5113      1781 SH          Defined                  1662              119
H & R Block Inc                    COM     093671105       334      6755 SH          Defined                  6755
Caremark Rx Inc                    COM     141705103      5713    178141 SH          Defined                167242            10899
Cendant Corp                       COM     151313103      2668    123512 SH          Defined                117140             6372
Century Telephone Enterprise I     COM     156700106      2598     75885 SH          Defined                 72075             3810
Closure Med Corp                   COM     189093107       545     38301 SH          Defined                 38301
Conmed Corp                        COM     207410101      2404     91425 SH          Defined                 89133             2292
Convergys Corp                     COM     212485106      3127    232864 SH          Defined                226106             6758
Emmis Communications Corp Cl A     COM     291525103      2133    118120 SH          Defined                113995             4125
Emulex Corp                        COM     292475209      2401    208460 SH          Defined                205000             3460
Fair Isaac & Co Inc Com            COM     303250104      3067    105035 SH          Defined                101855             3180
Freddie Mac                        COM     313400301      1777     27243 SH          Defined                 26050             1193
First Data Corp                    COM     319963104      5247    120618 SH          Defined                111121             9497
First Health Group Cp Com          COM     320960107      2873    178542 SH          Defined                172667             5875
Fisher Scientific Intl             COM     338032204      4376     75026 SH          Defined                 70517             4509
Hilb, Rogal & Hobbs, Inc.          COM     431294107      2156     59515 SH          Defined                 59515
Horace Mann Educators              COM     440327104      1816    103302 SH          Defined                101750             1552
Intuit, Inc.                       COM     461202103      1768     38935 SH          Defined                 36381             2554
iShares Lehman Aggregate Bond      COM     464287226       796      7749 SH          Defined                  7025              724
iShares Goldman Sachs InvesTop     COM     464287242       303      2715 SH          Defined                  2020              695
Ishares Dj Us Real Estate          COM     464287739      5501     50955 SH          Defined                 50955
Ishares S & P Small Cap 600        COM     464287804      1053      7300 SH          Defined                  7300
Jackson Hewitt Tax Service         COM     468202106       540     26700 SH          Defined                 26700
Johnson & Johnson                  COM     478160104      5505     97736 SH          Defined                 90746             6990
Kaydon Corp.                       COM     486587108      2323     80760 SH          Defined                 80260              500
Krispy Kreme Doughnuts             COM     501014104       475     37500 SH          Defined                 37500
La-Z-Boy, Inc.                     COM     505336107      1864    122794 SH          Defined                118139             4655
Liberty Media Corp Cl A            COM     530718105      4644    532554 SH          Defined                479420            53134
Liberty Media International In     COM     530719103       964     28881 SH          Defined                 25914             2967
Merck & Co                         COM     589331107      1766     53509 SH          Defined                 51511             1998
Mohawk Industries Inc.             COM     608190104      1717     21625 SH          Defined                 20280             1345
NCO Group Inc                      COM     628858102      2319     86041 SH          Defined                 83217             2824
Newell Rubbermaid Inc              COM     651229106      1733     86475 SH          Defined                 82925             3550
Newfield Exploration Cos           COM     651290108      2692     43956 SH          Defined                 43221              735
Novell Inc                         COM     670006105      1288    204065 SH          Defined                199151             4914
Omnicare Inc                       COM     681904108      2815     99265 SH          Defined                 93300             5965
Papa Johns Intl Inc                COM     698813102      1769     57661 SH          Defined                 55473             2188
Penney J C Inc                     COM     708160106      1659     47023 SH          Defined                 46615              408
Pfizer Inc                         COM     717081103       228      7440 SH          Defined                  7440
Redwood Trust, Inc.                COM     758075402      1790     28676 SH          Defined                 26871             1805
Republic Services Inc              COM     760759100      5418    182053 SH          Defined                172807             9246
Schering Plough Corp               COM     806605101      6365    333929 SH          Defined                311829            22100
Scotts Co Cl A                     COM     810186106      2204     34359 SH          Defined                 33434              925
Shaw Group Inc                     COM     820280105      2375    197891 SH          Defined                191593             6298
Stewart Enterprises Inc Cl. A      COM     860370105      2604    374734 SH          Defined                363772            10962
Suntrust Banks Inc                 COM     867914103       325      4612 SH          Defined                  4612
3Com Corporation                   COM     885535104      3502    829890 SH          Defined                792665            37225
Tidewater Inc.                     COM     886423102       895     27500 SH          Defined                 27500
Tyco Intl Ltd                      COM     902124106      5512    179770 SH          Defined                162546            17224
U.S. Bancorp                       COM     902973304       283      9803 SH          Defined                  6930             2873
United Fire & Casualty Co.         COM     910331107       722     12600 SH          Defined                 12600
Wash Mutual Inc                    COM     939322103      4774    122169 SH          Defined                114830             7339
Waste Connections Inc              COM     941053100      3057     96486 SH          Defined                 93143             3343
AmerisourceBergen Corp             COM     03073e105      3559     66260 SH          Defined                 61647             4613


Benchmark Electronics              COM     08160h101      2350     78870 SH          Defined                 78200              670
Coinstar Inc                       COM     19259p300      2975    127680 SH          Defined                123153             4527
Comcast Corporation Class A        COM     20030n101      5355    189613 SH          Defined                173803            15810
Comverse Technologies CV           CONV    205862AJ4        63     65000 PRN         Defined                                  65000
Devon Energy Corporation           COM     25179M103      3274     46110 SH          Defined                 44135             1975
Eresearch Technology               COM     29481v108       507     38033 SH          Defined                 38033
Exxon Mobil Corp.                  COM     30231G102       207      4274 SH          Defined                  3312              962
FEI Company                        CONV    30241LAB5       152    150000 PRN         Defined                 60000            90000
Firstservice Corp                  COM     33761n109      1585     65824 SH          Defined                 65824
ITT Educational Services, Inc.     COM     45068b109      2802     77730 SH          Defined                 74990             2740
Interpublic Group                  CONV    460690AJ9       370    390000 PRN         Defined                310000            80000
Intrado, Inc.                      COM     46117a100       803     79474 SH          Defined                 76653             2821
Jones Lang LaSalle Inc.            COM     48020q107      1500     45450 SH          Defined                 42565             2885
Laboratory Corporation Of Amer     COM     50540r409      5862    134078 SH          Defined                123804            10274
Manpower Inc                       COM     56418H100       711     15978 SH          Defined                 14994              984
Netiq Corp                         COM     64115p102      2629    245696 SH          Defined                237173             8523
Standard & Poor's 500 Deposito     COM     78462f103     17407    155753 SH          Defined                155753
Sensient Technologies Corp         COM     81725t100      2320    107200 SH          Defined                106300              900
Waste Management                   COM     94106l109      3577    130837 SH          Defined                121691             9146
Fresh Del Monte Produce Inc.       COM     G36738105      2741    110056 SH          Defined                106074             3982
REPORT SUMMARY                         77  DATA RECORDS 198865         0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
